THE BAUPOST FUND

                               SEMI-ANNUAL REPORT

                                 April 30, 2001




























This report and the financial statements contained herein are submitted for the general information of the shareholders of The Baupost Fund. The report is not authorized for distribution to prospective investors in The Baupost Fund unless preceded or accompanied by the current prospectus.

                                THE BAUPOST FUND

                               SEMI-ANNUAL REPORT

                                 April 30, 2001
                                   (Unaudited)







CONTENTS:


     Management's Discussion of Performance ................................  1

     Average Annual Total Return and Growth of an Assumed $50,000
         Investment ........................................................  3

     Statement of Assets and Liabilities as of April 30, 2001 ..............  4

     Statement of Operations for the period ended April 30, 2001 ...........  5

     Statement of Changes in Net Assets for the periods ended April 30, 2001 and October 31, 2000 ..............................................  6

     Schedule of Investments as of April 30, 2001 ..........................  7

     Schedule of Forward Foreign Currency Contracts as of April 30, 2001 ... 16

     Schedule of Securities Sold Short as of April 30, 2001 ................ 17

     Notes to Financial Statements ......................................... 18

     Financial Highlights .................................................. 24

                           THE BAUPOST GROUP, L.L.C.
                          44 Brattle Street, 5th Floor
                                P.O. Box 389125
                      Cambridge, Massachusetts 02238-9125
                              Tel. (617) 497-6680
                               Fax (617) 868-3529

                                                             June 15, 2001

Dear Fund Shareholder,

     We are pleased to report a healthy gain of 14.44% for the six months ended April 30, 2001. This result was achieved amidst a challenging and unusually turbulent market environment.

     Profitable results were achieved across the Fund's portfolio, led by gains in U.S. and Western European equities and distressed debt investments. A breakdown of investment results appears in Table 1 below.

                                     Table 1
                                     -------
                                The Baupost Fund
                                ----------------
     Breakdown of Investment Results for the Six Months Ended April 30, 2001
     -----------------------------------------------------------------------

   U.S. Public Equities                                                 5.34%
   Western Europe Public Equities                                       1.09%
   Arbitrage or Spread Trades                                           0.50%
   Other Public Equities                                               -0.12%
   Performing and Non-Performing Debt                                   6.33%
   Securities in Liquidation                                            0.15%
   Market Hedges                                                        0.63%
   Interest on Cash Equivalents Less Management Fees and Other          0.52%
                                                                       -----
   Total Return                                                        14.44%
                                                                       =====

     The recent period of strong performance for Baupost is a good news/bad news situation. The good news is that the substantial undervaluation of our portfolios has been partially recognized. The bad news is that today's opportunity set, while still attractive, is less compelling than that of six or twelve months ago. Given the suddenly shrinking U.S. economy, we would not be surprised to see a significant correction in many so-called "value" equities and below-investment-grade debt instruments which have appreciated significantly in recent months. We stand ready with ample cash reserves to take advantage of any bargains that may emerge.

     The performance of the broad market indices masks significant performance divergence between market sectors. In effect, money has come out of technology stocks, driving them mostly lower, but it has not left the market. Instead, it has moved into "value" stocks, seeking more certain returns and downside protection. This is one manifestation of the "stocks for the long-term" thinking that prevails among most professional and individual investors. Stocks will outperform other asset classes over the long term because they always have, the thinking goes, so the real risk is being out of, and not in, the market. The problem is that many of these so-called value stocks are extraordinarily expensive by historical standards and also face deteriorating fundamentals.

     In effect, the lessons of the technology stock bubble have only partly been learned. The correct lessons - price matters, trees don't grow to the sky, high risk does not necessarily correlate with high return, sometimes it is better to be risk-averse - have begun to be applied to technology stocks but not to most of the rest of the market. As we have said before, it appears likely that considerable pain must be incurred over a protracted period for investors to fully absorb these unavoidable lessons.

     Our overall posture remains very conservative with cash balances of 48.6% of assets. Table 2 below depicts our portfolio allocation at April 30, 2001.

                                     Table 2
                                     -------
                                The Baupost Fund
                                ----------------
                     Portfolio Allocation at April 30, 2001
                     --------------------------------------

        Cash                                                     48.6%
        U.S. Public Equities                                     18.4%
        Western Europe Public Equities                            4.7%
        Other Public Equities                                     1.5%
        Performing and Non-Performing Debt                       23.4%
        Private Equities and Partnerships                         1.7%
        Securities in Liquidation                                 1.3%
        Market Hedges and Other                                   0.4%
                                                                -----
        Total                                                   100.0%
                                                                =====

     We are pleased to be off to a good start in 2001, and look forward to answering any questions or addressing any comments you may have.

                                                   Very truly yours,

                                                   /s/ Seth A. Klarman
                                                   ----------------------------
                                                   Seth A. Klarman
                                                   President

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (1)           1               5            10
For Periods Ended 4/30/2001               Year           Year          Year
                                          ----           ----          ----

The Baupost Fund                         27.05%         13.11%        12.83%

S&P 500                                 -12.97%         15.56%        15.25%

--------------------------------------------------------------------------------

Total return is an historical measure of past performance and is not intended to indicate future performance. Because investment return and principal value will fluctuate, the Fund's shares may be worth more or less than their original cost when redeemed. During some of the periods reported above, an expense cap was in place which had the effect of lowering the Fund's management fee and therefore enhanced the total return of the Fund.

--------------------------------------------------------------------------------
                  GROWTH OF AN ASSUMED $50,000 INVESTMENT (1)
              IN THE BAUPOST FUND FROM 4/30/1991 THROUGH 4/30/2001
--------------------------------------------------------------------------------

                            THE BAUPOST FUND                    S&P
                            ----------------                    ---
      12/14/90                  $50,000.00                  $50,000.00
      04/30/91                  $50,000.00                  $50,000.00
      04/30/92                  $54,757.07                  $57,018.44
      04/30/93                  $65,132.71                  $62,282.25
      04/30/94                  $73,877.69                  $65,594.76
      04/30/95                  $79,846.02                  $77,050.60
      04/30/96                  $90,320.94                 $100,330.12
      04/30/97                 $112,676.72                 $125,546.87
      04/30/98                 $146,526.23                 $177,105.14
      04/30/99                 $119,738.49                 $215,753.50
      04/30/00                 $131,635.70                 $237,605.28
      04/30/01                 $167,244.13                 $206,783.48

(1) Assumes reinvestment of all dividends.

                                THE BAUPOST FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                 April 30, 2001
                                   (Unaudited)

ASSETS:
     Investments in securities - at value                                          $   136,366,850
          (cost $127,695,972)
     Cash                                                                                   54,670
     Foreign cash (cost $523,808)                                                          518,652
     Receivable for investments sold                                                       975,403
     Receivable for investments sold short                                              22,132,078
     Interest and dividends receivable                                                     487,776
     Net unrealized appreciation on forward foreign currency contracts                   1,108,429
     Net unrealized appreciation on swaps                                                    5,089
     Other assets                                                                           10,727
                                                                                   ---------------
                           Total Assets                                                161,659,674

LIABILITIES:
     Securities sold short - at value
          (proceeds $21,974,275)                                                        21,439,911
     Liability for purchases of securities                                               2,175,276
     Payable to The Baupost Group, L.L.C                                                   435,244
     Other payables and accrued expenses                                                   399,230
                                                                                   ---------------
                           Total Liabilities                                            24,449,661
                                                                                   ---------------
                                 NET ASSETS                                        $   137,210,013
                                                                                   ===============
COMPOSITION OF NET ASSETS:
     Paid in capital                                                               $   114,877,257
     Undistributed net investment income                                                 1,467,751
     Accumulated net realized gain on investments
          and foreign currency transactions                                             11,001,843
     Net unrealized appreciation on investments
          and assets and liabilities in foreign currencies                               9,863,162
                                                                                   ---------------
                                 NET ASSETS                                        $   137,210,013
                                                                                   ===============
NET ASSET VALUE:
     Offering and redemption price per share
     ($137,210,013 / 8,359,528 shares)                                             $         16.41
                                                                                   ===============

                       See notes to financial statements.

                                THE BAUPOST FUND

                             STATEMENT OF OPERATIONS

                         Six Months Ended April 30, 2001
                                   (Unaudited)

INVESTMENT INCOME:
     INCOME:
         Interest                                                    $ 3,187,680
         Dividends (net of foreign withholding taxes of $2,640)          351,504
                                                                     -----------
                        Total Income                                   3,539,184
     EXPENSES:
         Investment management fee                                       661,958
         Interest expense                                                199,463
         Administrative fee                                              165,490
         Investment expenses                                             105,002
         Equity swap contract expense                                     53,146
         Custodian fees                                                   38,743
         Trustees' fees                                                   24,540
         Legal fees                                                       23,920
         Audit fees                                                       19,980
         Transfer agent fees                                              11,486
         Insurance expense                                                 8,745
         Registration and filing fees                                      7,067
         Miscellaneous                                                     2,735
                                                                     -----------
                        Total Expenses                                 1,322,275
                                                                     -----------
                           NET INVESTMENT INCOME                       2,216,909

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
         Net realized gain on:
                   Investments and equity swap contracts              10,108,580
                   Short sales                                         1,142,046
                   Foreign currency transactions                         241,515
                                                                     -----------
                                                                      11,492,141
         Change in unrealized appreciation on:
                   Investments and equity swap contracts               2,761,741
                   Short sales                                           582,833
                   Foreign currency transactions                         441,456
                                                                     -----------
                                                                       3,786,030
                           NET REALIZED AND UNREALIZED
                             GAIN ON INVESTMENTS                      15,278,171
                                                                     -----------
                           NET INCREASE IN NET ASSETS
                              RESULTING FROM OPERATIONS              $17,495,080
                                                                     ===========

                       See notes to financial statements.

                                THE BAUPOST FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                          SIX MONTHS ENDED          YEAR ENDED
                                                                           APRIL 30, 2001        OCTOBER 31, 2000
                                                                           --------------        ----------------
                                                                             (Unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income                                                    $  2,216,909           $  1,962,827
   Net realized gain on investments and foreign
       currency transactions                                                  11,492,141              7,251,546
   Change in unrealized appreciation on
       investments and foreign currency transactions                           3,786,030             14,009,645
                                                                            ------------           ------------
           NET INCREASE IN NET ASSETS
            RESULTING FROM OPERATIONS                                         17,495,080             23,224,018

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                 (3,984,433)            (2,952,563)
   From net realized gain on investments                                      (4,609,442)                  --
                                                                            ------------           ------------
                  TOTAL DISTRIBUTIONS                                         (8,593,875)            (2,952,563)

CAPITAL SHARE TRANSACTIONS:
   Net proceeds from sales of shares                                           5,047,821              6,842,771
   Reinvestment of dividends                                                   8,181,708              2,769,217
   Cost of shares redeemed                                                    (5,376,652)           (33,326,296)
                                                                            ------------           ------------
           NET INCREASE/(DECREASE) IN NET ASSETS
            RESULTING FROM SHARE TRANSACTIONS                                  7,852,877            (23,714,308)
                                                                            ------------           ------------
                  TOTAL INCREASE/(DECREASE) IN NET ASSETS                     16,754,082             (3,442,853)
                                                                            ------------           ------------
NET ASSETS AT BEGINNING OF PERIOD                                            120,455,931            123,898,784
                                                                            ------------           ------------
           NET ASSETS AT END OF PERIOD
                  (including undistributed net
                  investment income of $1,467,751
                  and $3,235,275, respectively)                             $137,210,013           $120,455,931
                                                                            ============           ============
OTHER INFORMATION:
   Shares sold                                                                   321,729                496,567
   Shares issued in reinvestment of dividends                                    555,068                215,671
   Shares redeemed                                                              (335,289)            (2,488,364)
                                                                            ------------           ------------
   Net increase/(decrease)                                                       541,508             (1,776,126)
                                                                            ============           ============

                       See notes to financial statements

                                THE BAUPOST FUND

                             SCHEDULE OF INVESTMENTS

                                 April 30, 2001
                                   (Unaudited)

 Par Value,
Contracts or
  Shares                                                                                              Market Value
  ------                                                                                              ------------
COMMON & PREFERRED STOCKS - 26.50%

UNITED STATES - 18.34%

                          REAL ESTATE INVESTING - 7.06%

             938,000      REGENCY EQUITIES CORPORATION                                             $         13,132
               3,784      SECURITY CAPITAL GROUP - CLASS A                                                3,973,200 *
             275,429      SECURITY CAPITAL GROUP - CLASS B                                                5,701,380 *
                                                                                                   ----------------
                                                                                                          9,687,712
                          SAVINGS INSTITUTIONS - 3.25%

                 900      ADVANCE FINANCIAL BANCORP                                                          10,800
              46,800      BANK UNITED CORP - CONTINGENT                                                      16,848 *
                 900      CBCT BANCSHARES INC                                                                10,125 *
               1,500      EMPIRE FEDERAL BANCORP INC                                                         19,875
                 900      FIRST FEDERAL OF OLATHE BANCORP INC                                                18,459
             156,400      HUDSON CITY BANCORP INC                                                         3,284,400
               2,775      LAWRENCE FINANCIAL HOLDINGS INC                                                    31,691 *
              44,000      PORT FINANCIAL CORPORATION                                                        815,760
              15,900      WEST ESSEX BANCORP INC                                                            201,930
               4,600      WILLOW GROVE BANCORP INC                                                           53,820
                                                                                                   ----------------
                                                                                                          4,463,708
                          CHEMICALS - 2.29%

             168,100      OCTEL CORPORATION                                                               2,034,010 *
             103,000      OMNOVA SOLUTIONS INC                                                              667,440
             265,000      W R GRACE & CO                                                                    434,600 *
                                                                                                   ----------------
                                                                                                          3,136,050
                          TELEPHONE COMMUNICATIONS - 1.51%

             103,408      AT&T WIRELESS GROUP                                                             2,078,501 *

                          REAL ESTATE INVESTMENT TRUST - 1.15%

              60,200      NATIONAL HEALTH INVESTORS INC                                                     632,100
               3,400      SENIOR HOUSING PROPERTIES TRUST                                                    40,800
             102,900      VENTAS INC                                                                        908,607
                                                                                                   ----------------
                                                                                                          1,581,507
                          METAL SERVICE CENTERS - 0.92%

             115,200      RYERSON TULL INC                                                                1,260,288

                       See notes to financial statements

                                THE BAUPOST FUND

                             SCHEDULE OF INVESTMENTS

                                 April 30, 2001
                                   (Unaudited)

 Par Value,
Contracts or
  Shares                                                                                              Market Value
  ------                                                                                              ------------
                          HOME HEALTH CARE SERVICES  - 0.59%

              43,300      GENTIVA HEALTH SERVICES INC                                              $        807,545 *

                          GOODWILL CLAIMS - 0.37%

             131,400      CALIFORNIA FEDERAL BANK-CONTINGENT LITIGATION
                          RECOVERY PARTICIPATION INTERESTS                                                  281,196 *
             100,200      CALIFORNIA FEDERAL BANK-SECONDARY CONTINGENT
                          LITIGATION RECOVERY PARTICIPATION INTERESTS                                       100,200 *
             119,300      COAST FEDERAL LITIGATION CONTINGENT PAYMENT RIGHTS
                          TRUST                                                                             109,756 *
               2,000      LANDMARK LAND COMPANY INC                                                           2,140 *
              13,400      MERITOR SAVINGS BANK                                                               19,564 *
                                                                                                   ----------------
                                                                                                            512,856
                          MISCELLANEOUS - 1.20%

              72,300      AMCOL INTERNATIONAL CORPORATION                                                   347,763
              61,500      GLOBAL-TECH APPLIANCES INC                                                        292,125
               2,000      GP STRATEGIES CORPORATION                                                           7,360 *
               2,300      INTERGRAPH CORPORATION                                                             30,222 *
               4,800      OLYMPIC STEEL INC                                                                  12,240 *
              27,600      OMEGA WORLDWIDE                                                                    76,728 *
              22,400      WABTEC CORPORATION                                                                299,264
               8,400      WESTERN RESOURCES INC                                                             208,068
             186,200      WYNDHAM INTERNATIONAL INC                                                         364,952 *
                                                                                                   ----------------
                                                                                                          1,638,722
                                                                                                   ----------------
                          TOTAL COMMON STOCKS - UNITED STATES                                      $     25,166,889
                                                                                                   ================
                          (Total Cost $19,419,973)

CANADA - 3.46%

                          COMMUNICATIONS SERVICES - 3.39%

             149,600      AT&T CANADA INC                                                          $      4,531,384 *
              35,700      TELESYSTEM INTERNATIONAL WIRELESS INC UNITS                                       116,287 *
                                                                                                   ----------------
                                                                                                          4,647,671
                          PAPER MILLS - 0.07%

               7,900      NORSKE SKOG CANADA LIMITED                                                         97,785
                                                                                                   ----------------
                          TOTAL COMMON STOCKS - CANADA                                             $      4,745,456
                                                                                                   ================
                          (Total Cost $4,829,813)

                       See notes to financial statements

                                THE BAUPOST FUND

                             SCHEDULE OF INVESTMENTS

                                 April 30, 2001
                                   (Unaudited)

 Par Value,
Contracts or
  Shares                                                                                              Market Value
  ------                                                                                              ------------
FRANCE - 3.32%

                          TEXTILES - 3.32%

              61,100      CHARGEURS SA                                                             $      4,554,492
                                                                                                   ----------------
                          TOTAL COMMON STOCKS - FRANCE                                             $      4,554,492
                                                                                                   ================
                          (Total Cost $2,920,025)

ISRAEL - 0.44%

                          COMMUNICATIONS - 0.29%

              58,300      BREEZECOM LIMITED                                                        $        373,703 *
               5,800      FLOWARE WIRELESS SYSTEMS LTD                                                       26,506 *
                                                                                                   ----------------
                                                                                                            400,209
                          TECHNOLOGY - 0.15%

               4,100      ALADDIN KNOWLEDGE SYSTEMS                                                          17,220 *
              25,200      RADVISION LTD                                                                     189,000 *
                                                                                                   ----------------
                                                                                                            206,220

                          TOTAL COMMON STOCKS - ISRAEL                                             $        606,429
                                                                                                   ================
                          (Total Cost $483,133)

GERMANY - 0.26%

                          CHEMICALS - 0.26%

              19,500      K+S AG                                                                   $        350,412
                                                                                                   ----------------
                          TOTAL COMMON STOCKS - GERMANY                                            $        350,412
                                                                                                   ================
                          (Total Cost $248,413)

UNITED KINGDOM - 0.25%

                          HOLDING COMPANIES - 0.25%

           1,146,308      BURREN ENERGY PLC                                                        $        343,892 *+
                                                                                                   ----------------
                          TOTAL COMMON STOCKS - UNITED KINGDOM                                     $        343,892
                                                                                                   ================
                          (Total Cost $905,308)

SWEDEN - 0.21%

                          AIRCRAFT - 0.21%

              35,300      SAAB AB - B                                                              $        294,350
                                                                                                   ----------------
                          TOTAL COMMON STOCKS - SWEDEN                                             $        294,350
                                                                                                   ================
                          (Total Cost $272,342)

                       See notes to financial statements

                                THE BAUPOST FUND

                             SCHEDULE OF INVESTMENTS

                                 April 30, 2001
                                   (Unaudited)

 Par Value,
Contracts or
  Shares                                                                                              Market Value
  ------                                                                                              ------------
POLAND - 0.12%

                          PETROLEUM REFINING - 0.12%

              17,700      POLSKI KONCERN NAFTO-144A GDR                                            $        166,380 *+
                                                                                                   ----------------
                          TOTAL COMMON STOCKS - POLAND                                             $        166,380
                                                                                                   ================
                          (Total Cost $164,964)

RUSSIA - 0.09%

                          OIL & GAS - 0.09%

              11,200      SURGUTNEFTEGAZ PREFERRED SPONSORED ADR                                   $        118,720
                                                                                                   ----------------
                          TOTAL COMMON & PREFERRED STOCKS  - RUSSIA                                $        118,720
                                                                                                   ================
                          (Total Cost $15,344)

BRAZIL - 0.01%

                          TELEPHONE COMMUNICATIONS - 0.01%

             382,100      TELEPAR CELULAR SA COMMON                                                $          8,684 *
                                                                                                   ----------------
                          TOTAL COMMON STOCKS - BRAZIL                                             $          8,684
                                                                                                   ================
                          (Total Cost $20,893)

BAHAMAS - 0.0%

                          CRUDE PETROLEUM - 0.0%

             170,430      BASIC PETROLEUM INTERNATIONAL LTD UNIT TRUST                             $              0 *
                                                                                                   ----------------

                          TOTAL COMMON STOCKS - BAHAMAS                                            $              0
                                                                                                   ================
                          (Total Cost $175,032)

                          Total Common & Preferred Stocks                                          $     36,355,704
                                                                                                   ================
                          (Total Cost $29,445,240)

CORPORATE BONDS - 26.04%

             425,000      AMERICAN TOWER CORPORATION 144A 9.375% 2/01/2009                         $        421,813 +
           1,560,000      BP FINANCE PLC CONVERTIBLE 3.00% 2/09/2006                                      1,743,300
              55,870      BURREN ENERGY PLC CONVERTIBLE LOAN NOTES 15.00% 7/30/2001                          55,870 +
           1,590,000      CKE RESTAURANTS INC 9.125% 5/01/2009                                              858,600
             160,000      COMDISCO INC 5.95% 4/30/2002                                                       92,800
JPY      100,000,000      FINOVA CAPITAL CORPORATION 0.90% 3/26/2002                                        667,746 *<

                       See notes to financial statements

                                THE BAUPOST FUND

                             SCHEDULE OF INVESTMENTS

                                 April 30, 2001
                                   (Unaudited)

 Par Value,
Contracts or
  Shares                                                                                              Market Value
  ------                                                                                              ------------
             795,000      FINOVA CAPITAL CORPORATION 5.875% 10/15/2001                             $        667,800 *<
             925,000      FINOVA CAPITAL CORPORATION 5.98% 1/15/2003                                        781,625 *<
             375,000      FINOVA CAPITAL CORPORATION 5.99% 1/10/2003                                        316,875 *<
             240,000      FINOVA CAPITAL CORPORATION 6.125% 3/15/2004                                       202,800 *<
           1,270,000      FINOVA CAPITAL CORPORATION 6.25% 11/01/2002                                     1,066,800 *<
             255,000      FINOVA CAPITAL CORPORATION 6.375% 5/15/2005                                       212,925 *<
              80,000      FINOVA CAPITAL CORPORATION 6.39% 10/08/2002                                        67,600 *<
             360,000      FINOVA CAPITAL CORPORATION 6.44% 11/06/2001                                       304,200 *<
             870,000      FINOVA CAPITAL CORPORATION 6.50% 7/28/2002                                        717,750 *<
              85,000      FINOVA CAPITAL CORPORATION 6.54% 11/15/2002                                        71,825 *<
             310,000      FINOVA CAPITAL CORPORATION 6.55% 11/15/2002                                       261,950 *<
             180,000      FINOVA CAPITAL CORPORATION 6.55% 11/18/2002                                       152,100 *<
             385,000      FINOVA CAPITAL CORPORATION 6.57% 3/19/2001                                        325,325 *<
             415,000      FINOVA CAPITAL CORPORATION 6.625% 9/15/2001                                       350,675 *<
              50,000      FINOVA CAPITAL CORPORATION 6.68% 11/17/2003                                        42,250 *<
           1,175,000      FINOVA CAPITAL CORPORATION 6.75% 3/09/2009                                        998,750 *<
           1,230,000      FINOVA CAPITAL CORPORATION 7.25% 11/08/2004                                     1,033,200 *<
              50,000      FINOVA CAPITAL CORPORATION 7.25% 7/12/2006                                         41,500 *<
             375,000      FINOVA CAPITAL CORPORATION 7.30% 9/22/2003                                        318,750 *<
              50,000      FINOVA CAPITAL CORPORATION 7.40% 5/06/2006                                         42,000 *<
             670,000      FINOVA CAPITAL CORPORATION 7.429% 10/14/2004                                      569,500 *<
             155,000      FINOVA CAPITAL CORPORATION 8.80% 5/20/2002                                        131,750 *<
             115,000      FINOVA CAPITAL CORPORATION 9.125% 2/27/2002                                        98,900 *<
             100,000      FINOVA CAPITAL CORPORATION 9.33% 9/18/2001                                         83,000 *<
             620,000      FINOVA CAPITAL CORPORATION FRN 8/14/2001                                          509,950 *<
              80,000      FINOVA CAPITAL CORPORATION FRN 2/25/2002                                           65,800 *<
             970,000      FINOVA CAPITAL CORPORATION FRN 11/08/2002                                         800,250 *<
             695,000      FINOVA CAPITAL CORPORATION FRN 6/18/2003                                          578,588 *<
           1,865,000      J.C. PENNEY CO INC 7.625% 3/01/2097                                             1,025,750
             125,000      JDN REALTY CORPORATION 6.80% 8/01/2004                                            108,750
             205,000      JDN REALTY CORPORATION 6.95% 8/01/2007                                            164,000
             300,000      LA QUINTA INNS 7.25% 3/15/2004                                                    270,000
             465,000      LA QUINTA INNS 7.40% 9/15/2005                                                    395,250
           1,440,000      LAIDLAW INC 6.50% 5/01/2005                                                       504,000 *
             990,000      LAIDLAW INC 6.70% 5/01/2008                                                       346,500 *
           1,200,000      LAIDLAW INC 6.72% 10/01/2027 PUTABLE 10/01/2007                                   420,000 *
             275,000      LAIDLAW INC 7.05% 5/15/2003                                                        99,000 *
           1,347,000      LAIDLAW INC 7.65% 5/15/2006                                                       471,450 *
           1,035,000      LAIDLAW INC 7.875% 4/15/2005                                                      372,600 *
             365,000      LAIDLAW INC 8.25% 5/15/2023                                                       131,400 *
             620,000      LAIDLAW INC 8.75% 4/15/2025                                                       223,200 *
              55,000      MEDITRUST 7.00% 8/15/2007                                                          45,100
             240,000      MEDITRUST 7.51% 9/26/2003                                                         213,600
             115,000      MEDITRUST 7.82% 9/10/2026 PUTABLE 9/10/2003                                       105,800
           1,215,000      NATIONAL HEALTH INVESTORS INC 7.30% 7/16/2007                                     801,900
              64,000      NATIONAL HEALTH INVESTORS INC FRN 1/01/2006                                        64,000
             185,000      OMEGA HEALTHCARE INVESTORS 6.95% 6/15/2002                                        155,400

                       See notes to financial statements

                                THE BAUPOST FUND

                             SCHEDULE OF INVESTMENTS

                                 April 30, 2001
                                   (Unaudited)

 Par Value,
Contracts or
  Shares                                                                                              Market Value
  ------                                                                                              ------------
           1,640,000      OMEGA HEALTHCARE INVESTORS 6.95% 8/01/2007                               $      1,131,600
              11,000      PIEDMONT MANAGEMENT CONTINGENT INTEREST NOTES 8.00%
                          6/30/2006                                                                          10,525 +
           1,315,000      PSINET INC 10.00% 2/15/2005                                                        92,050 *
             695,000      PSINET INC 10.50% 12/01/2006                                                       48,650 *
EUR          100,000      PSINET INC 10.50% 12/01/2006                                                        6,212 *
             995,000      PSINET INC 11.00% 8/01/2009                                                        69,650 *
EUR          900,000      PSINET INC 11.00% 8/01/2009                                                        55,906 *
             605,000      PSINET INC 11.50% 11/01/2008                                                       42,350 *
           1,130,000      SERVICE CORPORATION INTERNATIONAL 6.00% 12/15/2005                                762,750
              45,000      SERVICE CORPORATION INTERNATIONAL 6.875% 10/01/2007                                29,025
           2,000,000      SERVICE CORPORATION INTERNATIONAL 7.20% 6/01/2006                               1,350,000
             350,000      SERVICE CORPORATION INTERNATIONAL 7.375% 4/15/2004                                274,750
           1,230,000      SERVICE CORPORATION INTERNATIONAL 7.70% 4/15/2009                                 824,100
           7,763,515      STRUCTURED ASSET SECURITIES CORP 1996-CFL CLASS X2 FRN
                          2/25/2028                                                                         116,453
           1,055,000      TENNECO AUTOMOTIVE INC 11.625% 10/15/2009                                         411,450
             460,000      VIATEL INC 0.00% 4/15/2008                                                         27,600 *
DEM          725,000      VIATEL INC 0.00% 4/15/2008                                                         16,436 *
DEM          325,000      VIATEL INC 11.15% 4/15/2008                                                        11,789 *
           1,975,000      VIATEL INC 11.25% 4/15/2008                                                       177,750 *
           1,550,000      VIATEL INC 11.50% 3/15/2009                                                       139,500 *
           1,935,000      VIATEL INC 11.50% 3/15/2009                                                       174,150 *
EUR          140,000      VIATEL INC 11.50% 3/15/2009                                                        11,181 *
EUR          805,000      VIATEL INC 12.75% 4/15/2008                                                        42,861 *
EUR          155,000      XEROX CAPITAL EUROPE 5.25% 12/03/2004                                              92,844
           4,065,000      XEROX CAPITAL TRUST I 8.00% 2/01/2027                                           1,321,125
             585,000      XEROX CORPORATION 0.57% 4/21/2018 CONVERTIBLE PUTABLE
                          4/21/2003                                                                         222,300
             370,000      XEROX CORPORATION 5.50% 11/15/2003                                                290,450
JPY      600,000,000      XEROX CREDIT CORPORATION 0.80% 12/16/2002                                       3,690,813
JPY      700,000,000      XEROX CREDIT CORPORATION 1.50% 6/06/2005                                        3,626,062
             110,000      XEROX CREDIT CORPORATION 6.10% 12/16/2003                                          88,000
                                                                                                   ----------------

                                    TOTAL CORPORATE BONDS                                          $     35,730,599
                                                                                                   ================
                                    (Total Cost $32,011,783)

COMPANIES IN LIQUIDATION - 0.79%

DEM       15,000,000      MAXWELL COMMUNICATIONS CORPORATION PLC 6.00% 6/15/1993                   $        170,029 *+
CHF        5,500,000      MAXWELL COMMUNICATIONS CORPORATION PLC 5.00% 6/16/1995                             79,347 *+
             836,059      MBOP LIQUIDATING TRUST                                                            209,015 *
             235,500      SEAGATE TECHNOLOGY ESCROW UNITS                                                    61,230 *

                       See notes to financial statements

                                THE BAUPOST FUND

                             SCHEDULE OF INVESTMENTS

                                 April 30, 2001
                                   (Unaudited)

 Par Value,
Contracts or
  Shares                                                                                              Market Value
  ------                                                                                              ------------
             272,500      TLC-LC INC                                                               $        136,250 *
             589,981      TRUSTOR AB - B SHARES                                                             431,542 *
                                                                                                   ----------------

                          TOTAL COMPANIES IN LIQUIDATION                                           $      1,087,413
                                                                                                   ================
                          (Total Cost $1,100,797)

PARTNERSHIPS - 1.16%

                          EMERGING EUROPE FUND FOR SUSTAINABLE DEVELOPMENT LP                      $        359,755 +
                          EMERGING EUROPE FUND II LP                                                         42,238 +
                          NCH INVESTORS FUND LP                                                              62,475 +
                          NEW CENTURY CAPITAL PARTNERS II LP                                                351,233 +
                          SIGMA/UKRAINE CLASS C LP                                                          182,332 +
                          SIGMA/UKRAINE LP                                                                  316,892 +
                          UKRAINIAN GROWTH FUND II LP                                                       275,400 +
                                                                                                   ----------------

                          TOTAL PARTNERSHIPS                                                       $      1,590,325
                                                                                                   ================
                          (Total Cost $3,059,573)

CLOSED-END INVESTMENT COMPANIES - 0.20%

              45,782      NIF II                                                                   $         25,187 *
              95,192      NIF VIII                                                                          196,990 *
              45,782      NIF XII                                                                            19,641 *
              53,357      NIF XIII                                                                           35,414 *
                                                                                                   ----------------

                          TOTAL CLOSED-END INVESTMENT COMPANIES                                    $        277,232
                                                                                                   ================
                          (Total Cost $486,115)

OPTIONS - 0.38%

                  21      AT&T CORPORATION 15.00 AMERICAN CALL 7/21/2001                           $         16,590
              12,475      BANK OF AMERICA CORPORATION 35.00 AMERICAN PUT 6/29/2001                              388
              12,475      BANK OF AMERICA CORPORATION 35.00 AMERICAN PUT 8/31/2001                            3,728
              12,475      FIRST UNION CORPORATION 25.00 AMERICAN PUT 9/07/2001                               10,479
                 563      GOLD CALLS JULY 550 AMERICAN 7/19/2001                                                  0
               4,990      HELLER FINANCIAL INC 25.00 AMERICAN PUT 7/06/2001                                   1,321
               4,990      HELLER FINANCIAL INC 25.00 AMERICAN PUT 7/13/2001                                   1,697
JPY    2,020,000,000      JAPANESE GOVERNMENT BOND - 229 95.00 AMERICAN PUT
                          9/13/2001                                                                          13,897
JPY      757,500,000      JAPANESE GOVERNMENT BOND - 229 95.00 AMERICAN PUT
                          3/19/2002                                                                          30,656
JPY      506,000,000      JAPANESE GOVERNMENT BOND - 229 98.00 AMERICAN PUT
                          9/25/2001                                                                          19,044

                       See notes to financial statements

                                THE BAUPOST FUND

                             SCHEDULE OF INVESTMENTS

                                 April 30, 2001
                                   (Unaudited)

 Par Value,
Contracts or
  Shares                                                                                              Market Value
  ------                                                                                              ------------
JPY      253,000,000      JAPANESE GOVERNMENT BOND - 229 98.00 AMERICAN PUT
                          3/27/2002                                                                $         24,368
                  24      PHLX/KBW BANK INDEX 678.48 AMERICAN PUT 6/15/2001                                   6,018
                  88      S&P 500 1055.70 AMERICAN PUT 8/20/2001                                             88,841
                  36      S&P 500 1092.20 AMERICAN PUT 5/24/2001                                              8,796
                  36      S&P 500 1161.31 AMERICAN PUT 5/24/2001                                             24,655
                  43      S&P 500 1208.72 AMERICAN PUT 8/30/2001                                            180,474
                  88      S&P 500 993.60 AMERICAN PUT 10/18/2001                                             85,832
                                                                                                   ----------------

                          TOTAL OPTIONS                                                            $        516,784
                                                                                                   ================
                                 (Total Cost $673,250)

WARRANTS - 0.87%

             186,233      BURREN ENERGY PLC WARRANTS 4/30/2003                                     $              0 *+
              37,300      DIME BANCORP INC WARRANTS                                                           8,579 *
             951,000      GOLDEN STATE BANCORP LITIGATION WARRANTS 12.00 1/01/2010                        1,188,750 *
                                                                                                   ----------------

                          TOTAL WARRANTS                                                           $      1,197,329
                                                                                                   ================
                          (Total Cost $1,836,253)

PURCHASED BANK DEBT & Trade Claims - 2.42%

             385,000      FINOVA CAPITAL CORPORATION REVOLVER 5/15/2001                            $        311,850 *<
             900,000      FINOVA CAPITAL CORPORATION REVOLVER 5/15/2002                                     729,000 *<
             410,000      FINOVA CAPITAL CORPORATION REVOLVER 5/16/2003                                     332,100 *<
           2,453,801      MAXWELL BANK DEBT (BAKER NYE)                                                      61,060 *+
           5,000,000      MAXWELL COMMUNICATIONS BERLITZ OBLIGATIONS                                        125,000 *+
             167,868      MAXWELL REVOLVER BANK DEBT (FIRST CHICAGO)                                          4,145 *+
             396,015      MAXWELL REVOLVER BANK DEBT (HALCYON II)                                             9,779 *+
             943,496      MAXWELL REVOLVER BANK DEBT (HALCYON)                                               23,375 *+
             875,543      MAXWELL REVOLVER BANK DEBT (LAZARD FRERES/C)                                       21,605 *+
             264,059      MAXWELL REVOLVER BANK DEBT (MERRILL LYNCH)                                          6,520 *+
             823,981      MAXWELL REVOLVER BANK DEBT (SAN PAOLO)                                             20,406 *+
           1,015,000      MAXWELL REVOLVER BANK DEBT (TCC)                                                   25,126 *+
             579,133      MAXWELL TERM BANK DEBT (FIRST CHICAGO)                                             14,478 *+
             702,221      MAXWELL TERM BANK DEBT (HALCYON II)                                                17,556 *+
           1,678,704      MAXWELL TERM BANK DEBT (HALCYON)                                                   41,968 *+
             426,846      MAXWELL TERM BANK DEBT (LAZARD FRERES/C)                                           10,671 *+
             468,269      MAXWELL TERM BANK DEBT (MERRILL LYNCH)                                             11,707 *+
             325,093      MAXWELL TERM BANK DEBT (SAN PAOLO)                                                  8,127 *+
           1,806,952      MAXWELL TERM BANK DEBT (TCC)                                                       45,174 *+
             721,799      SAFETY-KLEEN REVOLVER                                                             259,848 *+<
             130,000      SAFETY-KLEEN (CANADA) TERM LOAN A                                                  28,795 *+<
           1,364,934      SAFETY-KLEEN TERM LOAN A                                                          491,376 *+<

                       See notes to financial statements

                                THE BAUPOST FUND

                             SCHEDULE OF INVESTMENTS

                                 April 30, 2001
                                   (Unaudited)

 Par Value,
Contracts or
  Shares                                                                                              Market Value
  ------                                                                                              ------------
           1,181,159      SAFETY-KLEEN TERM LOAN B                                                 $        401,594 *+<
             956,159      SAFETY-KLEEN TERM LOAN C                                                          325,094 *+<
                                                                                                   ----------------

                          TOTAL PURCHASED BANK DEBT & Trade Claims                                 $      3,326,354
                                                                                                   ================
                          (Total Cost $2,809,887)

TREASURY OBLIGATIONS - 36.28%

           5,000,000      UNITED STATES TREASURY BILL 5/03/2001                                    $      4,998,621 ~
          25,000,000      UNITED STATES TREASURY BILL 5/31/2001                                          24,920,133 ~
           5,000,000      UNITED STATES TREASURY BILL 6/21/2001                                           4,973,278 ~
          10,000,000      UNITED STATES TREASURY BILL 7/12/2001                                           9,923,553
           5,000,000      UNITED STATES TREASURY BILL 7/19/2001                                           4,957,889
                                                                                                   ----------------

                          TOTAL TREASURY OBLIGATIONS                                               $     49,773,474
                                                                                                   ================
                          (Total Cost $49,751,438)

INVESTMENTS IN MONEY MARKET FUNDS - 4.75%

           6,511,636      GOLDMAN SACHS INSTITUTIONAL LIQUID ASSETS - TREASURY
                          INSTRUMENTS PORTFOLIO                                                    $      6,511,636
                                                                                                   ----------------

                          TOTAL INVESTMENTS IN MONEY MARKET FUNDS                                  $      6,511,636
                                                                                                   ================
                          (Total Cost $6,511,636)

                          TOTAL INVESTMENTS - 99.39%                                               $    136,366,850
                                                                                                   ================
                          (Total Cost $127,695,972)


                        * Non-income producing securities.
                        + Restricted securities - See note C.
                        ~ A portion of the security is serving as collateral or is segregated for securities sold short.
                        < In bankruptcy.

                          Foreign Currency Abbreviations
                          ------------------------------
                      CHF Swiss Franc
                      DEM German Deutshemark
                      EUR Euro
                      JPY Japanese Yen

                          The percentage shown for each investment category is the total value of that category expressed as a percentage of total net assets of the Fund.

                       See notes to financial statements.

                                THE BAUPOST FUND

                 SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

                                 April 30, 2001
                                   (Unaudited)

                                                                                                                UNREALIZED
      CONTRACTS TO SELL                                                                      MARKET VALUE       GAIN/(LOSS)
      -----------------                                                                      ------------       -----------
 CAD      6,971,865     CANADIAN DOLLAR DUE 5/09/2001                                       $   4,538,679      $      71,831
                        (Receivable Amount $4,610,510)

 EUR         93,000     EURO DUE 6/19/2001                                                         82,580              1,190
                        (Receivable Amount $83,770)

 EUR        170,034     EURO DUE 6/27/2001                                                        150,871                779
                        (Receivable Amount $151,650)

 EUR        105,388     EURO DUE 6/28/2001                                                         93,509                440
                        (Receivable Amount $93,949)

 EUR      2,869,556     EURO DUE 7/31/2001                                                      2,545,009             37,591
                        (Receivable Amount $2,582,600)

 JPY     80,000,000     JAPANESE YEN DUE 5/21/2001                                                648,194             52,946
                        (Receivable Amount $701,140)

 JPY    150,000,000     JAPANESE YEN DUE 6/12/2001                                              1,218,521             48,906
                        (Receivable Amount $1,267,427)

 JPY     90,000,000     JAPANESE YEN DUE 7/10/2001                                                734,395             57,859
                        (Receivable Amount $792,254)

 JPY     35,000,000     JAPANESE YEN DUE 7/31/2001                                                285,924              3,571
                        (Receivable Amount $289,495)

 JPY     40,000,000     JAPANESE YEN DUE 8/01/2001                                                326,824              3,618
                        (Receivable Amount $330,442)

 JPY    719,750,000     JAPANESE YEN DUE 12/16/2002                                             6,247,287            839,524
                        (Receivable Amount $7,086,811)

 PLN      1,370,558     POLISH ZLOTY DUE 10/10/2001                                               327,963             (4,947)
                        (Receivable Amount $323,016)

 SEK      3,000,500     SWEDISH KRONA DUE 6/07/2001                                               293,166             15,845
                        (Receivable Amount $309,011)

 SEK      4,129,867     SWEDISH KRONA DUE 7/10/2001                                               403,123              8,629
                                                                                            -------------      -------------
                        (Receivable Amount $411,752)

                        TOTAL CONTRACTS TO SELL                                             $  17,896,045      $   1,137,782
                                                                                            =============      -------------
                        (Receivable Amount $19,033,827)

       CONTRACTS TO BUY
       ----------------

 JPY     90,000,000     JAPANESE YEN DUE 7/10/2001                                          $     734,394      $     (29,353)
                                                                                            -------------      -------------
                        (Payable Amount $763,747)

                        Total Contracts to Buy                                              $     734,394      $     (29,353)
                                                                                            =============      -------------
                        (Payable Amount $763,747)

                                                                                                               $   1,108,429
                                                                                                               =============

                       See notes to financial statements.

                                THE BAUPOST FUND

                        SCHEDULE OF SECURITIES SOLD SHORT

                                 April 30, 2001
                                   (Unaudited)

   Par Value,
  Contracts or
    Shares                                                                                          Market Value
    ------                                                                                          ------------
COMMON STOCK - 4.43%

             103,408       AT&T WIRELESS GROUP                                                      $  2,078,501 *
              64,342       CARRAMERICA REALTY CORPORATION                                              1,849,833
              26,679       REGENCY CENTERS CORPORATION                                                   665,641
             164,606       XEROX CORPORATION                                                           1,488,038
                                                                                                    ------------
                           TOTAL COMMON STOCKS SOLD SHORT                                           $  6,082,013
                                                                                                    ============
                           (Total Proceeds $6,357,160)

CORPORATE BONDS - 11.19%

             425,000       AMERICAN TOWER CORPORATION 144A 9.375% 2/01/2009                         $    421,813 +
           4,365,000       AT&T CORPORATION 5.625% 3/15/2004                                           4,308,958
             900,000       BANK OF AMERICA CORPORATION 7.80% 2/15/2010                                   955,809
             350,000       BANK OF AMERICA CORPORATION 7.875% 5/16/2005                                  374,962
             160,000       COMDISCO INC 5.95% 4/30/2002                                                   92,800
           1,515,000       DAIMLERCHRYSLER NA HOLDING 8.00% 6/15/2010                                  1,578,683
             305,000       DANA CORPORATION 6.50% 3/01/2009                                              263,825
             495,000       FIRST UNION CORPORATION 7.55% 8/18/2005                                       523,742
             255,000       GEORGIA PACIFIC 9.50% 12/01/2011                                              267,291
             255,000       GEORGIA PACIFIC 9.875% 11/01/2021                                             255,434
             265,000       GLOBAL CROSSING 144A 8.70% 8/01/2007                                          243,005 +
             560,000       GLOBAL CROSSING HOLDINGS LTD 9.625% 5/15/2008                                 527,800
           1,275,000       HELLER FINANCIAL 8.00% 6/15/2005                                            1,360,183
             855,000       J.C. PENNEY CO INC 7.60% 4/01/2007                                            718,200
           1,165,000       MCLEODUSA INC 11.375% 1/01/2009                                             1,016,463
             350,000       MCLEODUSA INC 8.125% 2/15/2009                                                268,105
             750,000       RITE AID CORPORATION 10.50% 9/15/2002                                         742,500
           1,055,000       TENNECO AUTOMOTIVE INC 11.625% 10/15/2009                                     411,450
             280,000       WABTEC CORPORATION 9.375% 6/15/2005                                           277,200
             955,000       XEROX CORPORATION 5.50% 11/15/2003                                            749,675
                                                                                                    ------------
                           TOTAL CORPORATE BONDS SOLD SHORT                                         $ 15,357,898
                                                                                                    ============
                           (Total Proceeds $15,617,115)

                                                                                                    ------------
                           TOTAL SECURITIES SOLD SHORT                                              $ 21,439,911
                                                                                                    ============
                           (Total Proceeds $21,974,275)

                         * Non-income producing securities.
                         + Restricted securities - See note C.

                           The percentage shown for each investment category is the total value of that category expressed as a percentage of total net assets of the Fund.

                       See notes to financial statements.

                                THE BAUPOST FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 2001
                                   (Unaudited)

NOTE A - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Baupost Fund (the "Fund") was established as a Massachusetts business trust under an Agreement and Declaration of Trust dated June 29, 1990, and is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

SECURITY VALUATION: Portfolio securities (other than certain foreign securities), options and futures contracts for which market quotations are available and which are traded on an exchange or on NASDAQ are valued at the last quoted sale price or, if there is no such reported sale that day, at the closing bid price. Securities, options and forward contracts traded in the over-the-counter market (other than those traded on NASDAQ) and other unlisted securities are valued at the most recent bid price as obtained from one or more dealers that make markets in the securities. Portfolio securities which are traded both in the over-the-counter market and on one or more stock exchanges are valued according to the broadest and most representative market. To the extent the Fund engages in "naked" short sales (i.e., it does not own the underlying security or a security convertible into the underlying security without the payment of any further consideration), the Fund will value such short position as described above, except that the valuation, where necessary, will be based on the ask price instead of the bid price. Securities traded in foreign markets are valued at their current market value, which, depending on local custom, may or may not be the last quoted sale price (or the closing bid price).

Assets for which no quotations are readily available are valued at fair value as determined in good faith in accordance with procedures adopted by the Trustees of the Fund. Determination of fair value is based upon such factors as are deemed relevant under the circumstances, including the financial condition and operating results of the issuer, recent third-party transactions (actual or proposed) relating to such securities and, in some cases, the liquidation value of the issuer.

Certain investments held by the Fund are restricted as to public sale in accordance with the Securities Act of 1933. Whenever possible, such assets are valued based on bid prices obtained from reputable brokers or market makers as of the valuation date. For assets not priced by brokers or market makers, fair value is determined by The Baupost Group, L.L.C. ("Baupost") in accordance with procedures adopted by the Trustees of the Fund.

FOREIGN CURRENCY TRANSLATION: The value of foreign securities is translated into U.S. dollars at the rate of exchange on the valuation date. Purchases and sales of foreign securities, as well as income and expenses relating to such securities, are translated into U.S. dollars at the exchange rate on the dates of the transactions. For financial statement purposes, gains and losses attributable to foreign currency exchange rates on sales of securities are recorded as net realized gains and losses, and gains and losses attributable to

                                THE BAUPOST FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 2001
                                   (Unaudited)

NOTE A - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

foreign exchange rate movements on income and expenses are recorded as foreign currency transaction gains and losses. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign exchange rates is not separately disclosed.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Gains and losses on securities sold are determined using the specific identification method. Dividend income is recorded on the ex-dividend date, except income on certain foreign dividends, where the ex-dividend date may have passed, is recorded as soon as the Fund becomes aware of the dividends. Interest income, including original issue discount, where applicable, is recorded on an accrual basis, except for bonds in default for which there is some concern as to whether interest will be received, in which case interest is recorded when received.

SECURITIES SOLD SHORT: The Fund engages in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at the then current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund maintains daily, in a segregated account with its custodian, cash or securities sufficient to cover its short exposure.

FORWARD FOREIGN CURRENCY CONTRACTS: The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Losses may arise from changes in the value of a foreign currency relative to the U.S. dollar or from the potential inability of the counterparties to meet the terms of their contracts. The Fund uses forward foreign currency contracts to hedge the risks associated with holding securities denominated in foreign currencies. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency, and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

FUTURES CONTRACTS: The Fund may enter into index futures contracts for non-hedging purposes and in order to hedge against the effects of fluctuations in market conditions. The potential risk to the Fund is that the change in value of the futures contracts may not correspond to the change in value of the securities held by the Fund in those markets. In addition, for non-listed futures contracts, losses may arise if there is an illiquid secondary market for the contracts or if the counterparty to the contracts is unable to perform. At the time the Fund enters into a futures contract, it is required to deposit with its broker cash or U.S. government securities as collateral, calculated on a per contract basis. Subsequent payments to and from the broker are made on a daily basis as the market price of the futures contract fluctuates. Daily adjustments arising from this "mark to market" are recorded by the Fund as unrealized gains or losses. When the contracts are closed, the Fund recognizes a gain or loss. During the six months ended April 30, 2001, the Fund did not enter into any futures contracts.

                                THE BAUPOST FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 2001
                                   (Unaudited)

NOTE A - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

EQUITY SWAP CONTRACTS: The Fund has entered into equity swap contracts to gain exposure to specific foreign equities. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified security prices or interest rates. The payment flows are usually netted against each other, with the difference being paid by one party to the other. At the time the Fund enters into an equity swap contract, it may be required to deposit collateral, cash or Treasury bills with its broker.

Risks may arise as a result of the failure of another party to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. The loss incurred by the failure of a counterparty could include the collateral, in certain circumstances, if there is no required segregation of cash collateral from other assets. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying equities.

At the specified payment intervals, cash moves from one party to the other or the Fund records a net receivable or payable for the amount expected to be received or paid under the contract. The interest component of the equity swap contract is recorded as swap interest income or expense. The fluctuation in the market value of the underlying security is recorded as unrealized appreciation or depreciation on investments. When the contracts are closed, the Fund recognizes a gain or loss.

At April 30, 2001, the Fund had outstanding equity swap contracts with the following terms:

     Swap        Notional Amt.    Termination       Underlying                            Payments by
 Counterparty        Long            Dates            Shares       Underlying Equity       the Fund
--------------    -----------    --------------     ----------    -------------------    ---------------

Warburg Dillon      $199,595       5/23/2002 -        59,100        AGA Foodservice        One Week
Read                                6/06/2002                          Group PLC           LIBOR
                                                                                           Plus .50% on
                                                                                           Notional

REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with institutions that Baupost has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than the amounts owed to the Fund under each such repurchase agreement.

OPTIONS: The Fund may either write or purchase call and put options for both hedging and non-hedging activities. The risk associated with purchasing an option is that the Fund pays a premium whether or not

                                THE BAUPOST FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 2001
                                   (Unaudited)

NOTE A - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

the option is exercised. Also, for non-listed options, the Fund bears the risk of loss of premium and market value should the counterparty not perform under the contract. The Fund's exposure to market risk relating to the securities is affected by a number of factors including the size and composition of the options held, the time period during which the options may be exercised, the volatility of the underlying security or index and the relationship between the current market price of the underlying security or index and the strike or exercise price of the option.

STOCK LENDING: The Fund may lend securities to member banks of the Federal Reserve System and to member firms of the New York Stock Exchange or subsidiaries thereof. The loans are collateralized at all times by cash or securities with a market value at least equal to the market value of securities loaned. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives a fee for lending its securities and also continues to earn income on the securities loaned. At April 30, 2001, the Fund had no securities on loan.

FEDERAL INCOME TAXES AND DISTRIBUTIONS: The Fund is a regulated investment company, as defined under Subchapter M of the Internal Revenue Code (the Code). By complying with Code provisions, the Fund is not subject to federal income tax provided that substantially all of its taxable income is distributed to shareholders. Therefore, no provision has been made for federal income taxes.

The Fund's income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to different treatment for certain of the Fund's foreign securities. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary overdistributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains. During the six months ended April 30, 2001, there were reclassifications between undistributed net investment income, accumulated net realized gain on investments and paid in capital due to differences between book and tax accounting for passive foreign investment companies, foreign currency transactions, market discount on bonds and shareholder distributions. This change had no effect on net assets nor on net asset value per share. The Fund utilizes earnings and profits distributed to shareholders upon redemption of shares as a part of the dividends paid deduction for income tax purposes.

NOTE B - INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the period ended April 30, 2001 aggregated $45,321,000 and $82,613,000, respectively.

For federal income tax purposes, the identified cost of investments at April 30, 2001 was $127,869,977. Unrealized appreciation/(depreciation), on a federal income tax basis, for all securities was as follows:

                                THE BAUPOST FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 2001
                                   (Unaudited)

NOTE B - INVESTMENT TRANSACTIONS - CONTINUED

                                                         Six Months Ended
                                                           April 30, 2001
                                                           --------------
Gross unrealized appreciation                                $15,160,417
Gross unrealized depreciation                                 (6,663,544)
                                                             -----------
Net unrealized appreciation                                  $ 8,496,873
                                                             ===========
NOTE C - RESTRICTED SECURITIES

At April 30, 2001, the Fund held the following securities which are restricted as to public sale in accordance with the Securities Act of 1933:

                                                                                    Value at      Acquisition
                                                                      Cost       April 30, 2001       Date
                                                                      ----       --------------       ----
Purchased Bank Debt:
--------------------
Maxwell Bank Debt                                                 $         0      $   446,697      11/22/1993
Safety-Kleen Bank Debt                                              1,648,262        1,506,707       4/06/2000

Corporate Bonds:
----------------
American Tower Corporation 144A  9.375% 2/01/2009                      27,738                0       4/04/2001
Burren Energy PLC Convertible Loan Notes 15.00% 7/30/2001              55,870           55,870       3/31/2000
Global Crossing 144A  8.70% 8/01/2007                                (256,884)        (243,005)      3/06/2001
Piedmont Management Contingent Interest Notes 8.00% 6/30/2006          10,525           10,525      12/21/1995

Partnerships:
-------------
Emerging Europe Fund for Sustainable Development LP                   208,609          359,755       2/25/1997
Emerging Europe Fund II LP                                             46,669           42,238      12/08/1997
NCH Investors Fund LP                                                 579,954           62,475      12/18/1995
New Century Capital Partners II LP                                    744,400          351,233      11/30/1995
Sigma/Ukraine Class C LP                                              364,663          182,322      11/27/1996
Sigma/Ukraine LP                                                      555,390          316,892       5/14/1996
Ukrainian Growth Fund II LP                                           559,888          275,400       3/31/1997

Common Stock:
-------------
Burren Energy PLC                                                     905,308          343,892       4/14/1998
Polski Koncern NAFTO-144A GDR                                         164,964          166,380      11/22/1999


Warrants:
---------
Burren Energy PLC Warrants 4/30/2003                                        0                0       3/31/2000

Companies in Liquidation:
-------------------------
Maxwell Communications Corporation PLC 6.00% 6/15/1993                      0          170,029       9/14/1994
Maxwell Communications Corporation PLC 5.00% 6/16/1995                      0           79,347       9/16/1994
                                                                  -----------      -----------
TOTAL RESTRICTED SECURITIES  (3.01% of Net Assets)                $ 5,615,356      $ 4,126,757
                                                                  ===========      ===========

                                THE BAUPOST FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 2001
                                   (Unaudited)

NOTE C - RESTRICTED SECURITIES - CONTINUED

The Fund does not have the right to demand that such securities be registered. The Fund does not anticipate any significant costs associated with the disposition of these securities.

NOTE D - INVESTMENT MANAGEMENT CONTRACT AND OTHER TRANSACTIONS WITH
         AFFILIATES

The Fund retains Baupost as its investment adviser and administrator. Certain individuals who are officers and trustees of the Fund are also officers, directors and members of Baupost.

The Fund pays Baupost a quarterly management fee at an annual rate of 1.00% of the Fund's average net assets and an administrative fee at an annual rate of 0.25% of the Fund's average net assets to serve as investment adviser and administrator. Baupost has agreed with the Fund to reduce its management fee by up to 0.75% of the Fund's average net assets until further notice to the extent that the Fund's total annual expenses (including the management fee, administrative fee and certain other expenses, but excluding brokerage commissions, transfer taxes, interest and expenses relating to preserving the value of the Fund's investments) would otherwise exceed 1.50% of the Fund's average net assets. For the purpose of determining the applicable management and administrative fees, average net assets is determined by taking an average of the determination of such net asset values during each quarter at the close of business on the last business day of each month during such quarter before any month-end share purchases or redemptions.

                                THE BAUPOST FUND

                              FINANCIAL HIGHLIGHTS

                                            SIX MONTHS ENDED                     YEAR ENDED OCTOBER 31
                                                APRIL 30,    ------------------------------------------------------------------
                                                  2001          2000          1999         1998            1997          1996
                                               ---------     ---------     ---------     ---------      ---------     ---------
                                              (Unaudited)
SELECTED PER SHARE DATA
Net Asset Value, beginning of period           $   15.41     $   12.91     $   12.18     $   17.09      $   15.38     $   13.47
                                               ---------     ---------     ---------     ---------      ---------     ---------
Income/(loss) from investment operations
   Net investment income                            0.28          0.26          0.14          0.55           0.30          0.41
   Net realized and unrealized gain/(loss)          1.82          2.57          0.86         (2.83)          3.47          2.43
                                               ---------     ---------     ---------     ---------      ---------     ---------
Total from investment operations                    2.10          2.83          1.00         (2.28)          3.77          2.84
                                               ---------     ---------     ---------     ---------      ---------     ---------
Less distributions
   From net investment income                       0.51          0.33          0.27          0.58           0.40          0.28
   From net realized gain                           0.59       --            --               2.05           1.66          0.65
                                               ---------     ---------     ---------     ---------      ---------     ---------
   Total distributions                              1.10          0.33          0.27          2.63           2.06          0.93
                                               ---------     ---------     ---------     ---------      ---------     ---------
Net Asset Value, end of period                 $   16.41     $   15.41     $   12.91     $   12.18      $   17.09     $   15.38
                                               =========     =========     =========     =========      =========     =========

Total Return                                       14.44%        22.43%         8.29%       (16.30%)        27.04%        22.51%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)       $ 137,210     $ 120,456     $ 123,899     $ 134,003      $ 152,958     $ 108,788
Ratio of net expenses to average net assets        2.00%(a)      2.64%(b)      2.00%         2.12%          2.14%(b)      1.50%
Ratio of total expenses excluding waiver of
   management fee to average net assets            2.00%(a)      2.65%(b)      2.00%         2.19%          2.14%(b)      1.50%
Ratio of net investment income to average
   net assets                                      3.35%(a)      1.67%         1.08%         2.98%          1.45%         2.27%
Ratio of net investment income excluding
   waiver of management fee to average net
   assets                                          3.35%(a)      1.66%         1.08%         2.91%          1.45%         2.27%
Portfolio turnover rate                             123%(a)       248%          149%          129%           140%          120%


(a)  Annualized

(b) The change in expense ratios from the prior year is primarily due to an increase in equity swap contract expense.